Commitments and Contingencies - Additional Information (Detail) (USD $)	3 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Rent expense	$ 120,000	$ 160,000	$ 480,000	$ 309,000	$ 215,000
Purchase commitments	13,100,000		10,000,000
Product formula purchase price			2,000,000
Annual payment for product formula purchases			150,000
Product formula purchase agreement period			7 years
Product formula purchase agreement period end date			2018-11
Minimum
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Annual overhead fees	$ 200,000		$ 200,000